Finance debt - Changes in liabilities arising from financing activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Borrowings
Carrying amount at beginning	€ 34,065	€ 31,868
Cash flows	(2,498)	(648)
Currency translation differences	176	(78)
Changes in the scope of consolidation	917	403
Other non-monetary changes	4,183	2,520
Carrying amount at end	36,843	34,065
Long-term debt and current portion of long-term debt
Borrowings
Carrying amount at beginning	24,637	22,471
Cash flows	(1,232)	1,810
Currency translation differences	232	(144)
Changes in the scope of consolidation	855	38
Other non-monetary changes	1,660	462
Carrying amount at end	26,152	24,637
Short-term debt
Borrowings
Carrying amount at beginning	4,092	4,446
Cash flows	(61)	(1,495)
Currency translation differences	(303)	182
Changes in the scope of consolidation	12	352
Other non-monetary changes	498	607
Carrying amount at end	4,238	4,092
Long-term and current portion of long-term lease liabilities
Borrowings
Carrying amount at beginning	5,336	4,951
Cash flows	(1,205)	(963)
Currency translation differences	247	(116)
Changes in the scope of consolidation	50	13
Other non-monetary changes	2,025	1,451
Carrying amount at end	€ 6,453	€ 5,336